DEBT (Summary of Outstanding Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DEBT [Line Items]
Total principal	$ 2,764,900	$ 2,797,634
Unamortized discount	(9,478)	(13,245)
Unamortized issuance costs	(15,951)	(22,445)
Total debt	2,739,471	2,761,944
Less: Current portion of long-term debt	(22,833)	(23,226)
Total long-term debt	2,716,638	2,738,718
First Lien Term Loan (due April 2026) [Member]
DEBT [Line Items]
Total principal	$ 2,728,766	2,759,767
Line of credit maturity date	April 2026
Secured Commercial Loans [Member]
DEBT [Line Items]
Total principal	$ 31,867	33,467
Total debt	31,900	33,500
Notes Payable [Member]
DEBT [Line Items]
Total principal	$ 4,267	$ 4,400